UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2006.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		3-31-06

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  105226 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of         Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip    (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
--------------------------------------------------------------------    ----    ------  ----    ------------------------

American Express               COM     025816109    2679   50980SH              Sole               50980
Apple Computer                 COM     037833100    3832   61104SH              Sole               61104
aQuantive Inc                  COM     03839G105     355   15100SH              Sole               15100
Bank of America Corp           COM     060505104    3121   68529SH              Sole               68529
Bear Stearns                   COM     073902108    2418   17433SH              Sole               17433
W R Berkley Corp               COM     084423102    4068   70072SH              Sole               70072
Blackrock New York Ins Mun Ter COM     09247L107     707   46417SH              Sole               46417
Broadcom Corp A                COM     111320107    3559   82461SH              Sole               82461
Canon Inc                      COM     138006309    1952   29550SH              Sole               29550
CheckFree Corp                 COM     162813109    3056   60518SH              Sole               60518
Chevron Corp                   COM     166764100     321    5544SH              Sole                5544
Coach Inc                      COM     189754104    3156   91275SH              Sole               91275
Coca-Cola Co                   COM     191216100     601   14354SH              Sole               14354
Coventry Health Care           COM     222862104    1537   28481SH              Sole               28481
Duke Energy                    COM     264399106    3318  113810SH              Sole              113810
Emerson Corp                   COM     291011104     251    3000SH              Sole                3000
Ennis Inc                      COM     293389102     263   13486SH              Sole               13486
Exxon Mobil                    COM     30231G102    3886   63851SH              Sole               63851
Federated Premier Inter Muni I COM     315642108     134   10025SH              Sole               10025
Fortune Brands                 COM     349631101     218    2700SH              Sole                2700
Genentech Inc                  COM     368710406    2345   27754SH              Sole               27754
General Electric               COM     369604103     325    9338SH              Sole                9338
Gilead Sciences                COM     375558103    2111   33930SH              Sole               33930
Goldman Sachs Group            COM     38141G104    1971   12560SH              Sole               12560
ITT Corp                       COM     450911102    3454   61436SH              Sole               61436
Johnson & Johnson              COM     478160104     810   13674SH              Sole               13674
Jupitermedia Corporation       COM     48207D101    2917  162228SH              Sole              162228
Kellogg Co                     COM     487836108    2774   62992SH              Sole               62992
Kinder Morgan Inc              COM     49455P101     227    2470SH              Sole                2470
Kirby Corp                     COM     497266106    2351   34514SH              Sole               34514
L-3 Communications Holdings    COM     502424104    2334   27207SH              Sole               27207
Lowes Companies                COM     548661107    2068   32097SH              Sole               32097
MBIA Capital/Claymore Mgd Dur  COM     55266X100     503   39425SH              Sole               39425
MFS Charter Income Trust       COM     552727109     329   39100SH              Sole               39100
MFS Intermediate Income Trust  COM     55273C107    1102  178900SH              Sole              178900
MFS Government Markets Income  COM     552939100    1118  175275SH              Sole              175275
Manor Care                     COM     564055101    3505   79022SH              Sole               79022
Medtronic Inc                  COM     585055106    2488   49020SH              Sole               49020
MuniYield California Fund      COM     626296107     134   10125SH              Sole               10125
Nuveen Pfd and Convertible Inc COM     67073B106     364   29400SH              Sole               29400
Nuveen Pfd and Convertible Inc COM     67073D102     516   41825SH              Sole               41825
Patriot Scientific Corp        COM     70336N107      15   10000SH              Sole               10000
PepsiCo Inc                    COM     713448108    3081   53316SH              Sole               53316
PowerShares Global Water       COM     73935X575    3172  175470SH              Sole              175470
T Rowe Price Group             COM     74144T108    2084   26640SH              Sole               26640
Procter & Gamble               COM     742718109    3484   60450SH              Sole               60450
Putman Investment Grade Munici COM     746805100     493   51467SH              Sole               51467
Putnam Mgd Municipal Inc Trust COM     746823103      83   11275SH              Sole               11275
Putnam Premier Income Trust    COM     746853100    1072  175450SH              Sole              175450
Putnam Master Intermed Income  COM     746909100    1151  191575SH              Sole              191575
Putnam Tax-Free Health Care Fu COM     746920107     894   73275SH              Sole               73275
ResMed Inc                     COM     761152107    2243   51010SH              Sole               51010
Texas Instruments              COM     882508104    2722   83822SH              Sole               83822
VCA Antech Inc                 COM     918194101    3115  109364SH              Sole              109364
Van Kampen Income Trust        COM     920957107      72   12725SH              Sole               12725
Wachovia Corp                  COM     929903102     232    4137SH              Sole                4137
WellPoint Health Networks      COM     94973V107    1440   18598SH              Sole               18598
Whole Foods Market Inc         COM     966837106    1535   23105SH              Sole               23105
Wyeth                          COM     983024100     359    7400SH              Sole                7400
Yum Brands Inc                 COM     988498101     207    4240SH              Sole                4240
Zions Bancorp                  COM     989701107    2978   35991SH              Sole               35991
Noble Drilling Corp            COM     G65422100    1616   19925SH              Sole               19925